Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 151,452	$ 161,187
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Lease Rental Income	Lease Rental Income
Interest income on net investment in finance leases	$ 26,487	$ 27,458
Interest income on container leaseback financing receivable	11,838	7,019
Variable lease revenue	5,124	3,054
Total lease rental income	194,901	198,718
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	141,078	148,831
Interest income on net investment in finance leases	26,487	27,458
Interest income on container leaseback financing receivable	11,838	7,019
Variable lease revenue	4,388	2,769
Total lease rental income	183,791	186,077
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	10,374	12,356
Variable lease revenue	736	285
Total lease rental income	$ 11,110	$ 12,641